UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   September 30, 2007
                                               ------------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Ridgecrest Investment Management, LLC
Address:      220 East 42nd Street, 29th Floor
              New York, NY 10017



Form 13F File Number: 28-04503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Todd McElroy
Title:   Chief Financial Officer
Phone:   (212) 476-5517

Signature, Place, and Date of Signing:

/s/ Todd McElroy             New York, New York            November 15, 2007
----------------             ------------------            -----------------
  [Signature]                   [City, State]                    [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                    0
                                                 -------------

Form 13F Information Table Entry Total:               115
                                                 -------------

Form 13F Information Table Value Total:            $ 183,269
                                                 -----------
                                                   (thousands)




List of Other Included Managers:

None

                                   Title                       Market  Shares/  SH/
Name Of issuer                    Of Class          Cusip      Value   Prn Amt  Prn PUT   Investment   Other     Voting Authority
                                                              * 1000               /CALL  Discretion  Managers  Sole   Shared  None
------------------------------------------------------------------------------------------------------------------------------------
AECOM TECHNOLOGY CORPORATION      COMMON STOCK     00766T100    1397  40000      SH           SOLE             40000
AETNA NEW                         COMMON STOCK     00817Y108    2578  47500      SH           SOLE             47500
AGRIUM INC                        COMMON STOCK     008916108    2855  52500      SH           SOLE             52500
ALCOA INC                         COMMON STOCK     013817101    1565  40000      SH           SOLE             40000
ALLEGHENY TECHNOLOGIES INC        COMMON STOCK     01741R102    2749  25000      SH           SOLE             25000
AMERICAN AXLE MFG HLDGS INC       COMMON STOCK     024061103    808   32000      SH           SOLE             32000
ANADARKO PETE CORP                COMMON STOCK     032511107    1505  28000      SH           SOLE             28000
ANADIGICS INC                     COMMON STOCK     032515108    1989  110000     SH           SOLE             110000
ANNALY CAPITAL MGMT INC           COMMON STOCK     035710409    1593  100000     SH           SOLE             100000
APPLERA CORP                      COMMON STOCK     038020103    2685  77500      SH           SOLE             77500
AMR CORP                          COMMON STOCK     001765106    111   5000       SH           SOLE             5000
AUTHENTEC INC                     COMMON STOCK     052660107    1000  100000     SH           SOLE             100000
BPZ ENERGY INC                    COMMON STOCK     055639108    312   40000      SH           SOLE             40000
BANK NEW YORK MELLON CORP         COMMON STOCK     064058100    1324  30000      SH           SOLE             30000
BARNES GROUP INC                  COMMON STOCK     067806109    2298  72000      SH           SOLE             72000
BE AEROSPACE INC                  COMMON STOCK     073302101    2077  50000      SH           SOLE             50000
BELDEN INC                        COMMON STOCK     077454106    2346  50000      SH           SOLE             50000
BRISTOL MYERS SQUIBB CO           COMMON STOCK     110122108    1153  40000      SH           SOLE             40000
CALAVO GROWERS INC                COMMON STOCK     128246105    789   40000      SH           SOLE             40000
CAMERON INTERNATIONAL CORP        COMMON STOCK     13342B105    2769  30000      SH           SOLE             30000
CANO PETE INC                     COMMON STOCK     137801106    1150  155000     SH           SOLE             155000
CELANESE CORP DE                  COM SER A        150870103    1559  40000      SH           SOLE             40000
CISCO SYS INC                     COMMON STOCK     17275R102    4139  125000     SH           SOLE             125000
COMFORT SYS USA INC               COMMON STOCK     199908104    284   20000      SH           SOLE             20000
CITIGROUP INC                     COMMON STOCK     172967101    933   20000      SH           SOLE             20000
CONTINENTAL RESOURCES INC         COMMON STOCK     212015101    1451  80000      SH           SOLE             80000
COVANTA HLDG CORP                 COMMON STOCK     22282E102    2083  85000      SH           SOLE             85000
CYTEC INDS INC                    COMMON STOCK     232820100    2941  43000      SH           SOLE             43000
DST SYS INC DEL                   COMMON STOCK     233326107    4291  50000      SH           SOLE             50000
DEERE & CO                        COMMON STOCK     244199105    1484  10000      SH           SOLE             10000
DOMTAR CORP                       COMMON STOCK     257559104    1107  135000     SH           SOLE             135000
EATON CORP                        COMMON STOCK     278058102    2377  24000      SH           SOLE             24000
ECHOSTAR COMMUNICATIONS NEW       COMMON STOCKCL A 278762109    585   12500      SH           SOLE             12500
EMCORE CORP                       COMMON STOCK     290846104    998   104000     SH           SOLE             104000
EQUINIX INC                       COM NEW          29444U502    2661  30000      SH           SOLE             30000
F5 NETWORKS INC                   COMMON STOCK     315616102    1488  40000      SH           SOLE             40000
FISERV INC                        COMMON STOCK     337738108    1272  25000      SH           SOLE             25000
FORD MTR CO DEL                   COM PAR $0.01    345370860    425   50000      SH           SOLE             50000
FUELCELL ENERGY INC               COMMON STOCK     35952H106    671   75000      SH           SOLE             75000
GEN-PROBE INC NEW                 COMMON STOCK     36866T103    1831  27500      SH           SOLE             27500
GENERAL CABLE CORP DEL NEW        COMMON STOCK     369300108    2282  34000      SH           SOLE             34000
GENWORTH FINL INC                 COM CL A         37247D106    1460  47500      SH           SOLE             47500
GOODYEAR TIRE & RUBR CO           COMMON STOCK     382550101    1749  57500      SH           SOLE             57500
GRACE W R & CO DEL NEW            COMMON STOCK     38388F108    2270  84500      SH           SOLE             84500
GREAT LAKES DREDGE & DOCK CO      COMMON STOCK     390607109    1445  165000     SH           SOLE             165000
GREENFIELD ONLINE INC             COMMON STOCK     395150105    1678  110000     SH           SOLE             110000
HARMONIC INC                      COMMON STOCK     413160102    1061  100000     SH           SOLE             100000
HUNT j b TRANSPORT SVCS INC       COMMON STOCK     445658107    526   20000      SH           SOLE             20000
INTEL CORP                        COMMON STOCK     458140100    2327  90000      SH           SOLE             90000
INVERNESS MEDICAL INNOVATIONS IN  COMMON STOCK     46126P106    1660  30000      SH           SOLE             30000
INVITROGEN CORP                   COMMON STOCK     46185R100    817   10000      SH           SOLE             10000
JA SOLAR HLDGS CO LTD             SPON ADR         466090107    1798  40000      SH           SOLE             40000
JOY GLOBAL INC                    COMMON STOCK     481165108    1424  28000      SH           SOLE             28000
KHD HUMBOLDT WEDAG INTL LTD       COMMON STOCK     482462108    1952  64000      SH           SOLE             64000
KONINKLIJKE AHOLD N V             SPON ADR 2007    500467402    960   64000      SH           SOLE             64000
KONINKLIJKE PHILIPS ELECTRS       NY REG SH NEW    500472303    2696  60000      SH           SOLE             60000
LSB INDS INC                      COMMON STOCK     502160104    828   35000      SH           SOLE             35000
LENNOX INTL INC                   COMMON STOCK     526107107    2096  62000      SH           SOLE             62000
LIMCO PIEDMONT INC                COMMON STOCK     53261T109    664   50000      SH           SOLE             50000
MGM MIRAGE                        COMMON STOCK     552953101    894   10000      SH           SOLE             10000
MCDERMOTT INTL INC                COMMON STOCK     580037109    5949  110000     SH           SOLE             110000
MCKESSON CORP                     COMMON STOCK     58155Q103    2499  42500      SH           SOLE             42500
MEDTRONIC INC                     COMMON STOCK     585055106    1128  20000      SH           SOLE             20000
MENTOR CORP MINN                  COMMON STOCK     587188103    1382  30000      SH           SOLE             30000
MOTOROLA INC                      COMMON STOCK     620076109    1204  65000      SH           SOLE             65000
NYMEX HOLDINGS INC                COMMON STOCK     62948N104    781   6000       SH           SOLE             6000
NASDAQ STOCK MARKET INC           COMMON STOCK     631103108    942   25000      SH           SOLE             25000
NATIONAL SEMICONDUCTOR CORP       COMMON STOCK     637640103    1898  70000      SH           SOLE             70000
NAVISITE INC                      COM NEW          63935M208    1802  205000     SH           SOLE             205000
NEWFIELD EXPL CO                  COMMON STOCK     651290108    1926  40000      SH           SOLE             40000
NORTH AMERICAN ENERGY PARTNERS    COMMON STOCK     656844107    432   25000      SH           SOLE             25000
NOVATEL WIRELESS INC              COM NEW          66987M604    793   35000      SH           SOLE             35000
NUANCE COMMUNICATIONS INC         COMMON STOCK     67020Y100    2124  110000     SH           SOLE             110000
PAETEC HOLDING CORP               COMMON STOCK     695459107    873   70000      SH           SOLE             70000
PENN NATIONAL GAMING INC          COMMON STOCK     707569109    885   15000      SH           SOLE             15000
PINNACLE ENTMT INC                COMMON STOCK     723456109    681   25000      SH           SOLE             25000
POWERSECURE INTL INC              COMMON STOCK     73936N105    293   23500      SH           SOLE             23500
PRIDE INTL INC DEL                COMMON STOCK     74153Q102    731   20000      SH           SOLE             20000
QUANTA SVCS INC                   COMMON STOCK     74762E102    1852  70000      SH           SOLE             70000
RBC BEARINGS INC                  COMMON STOCK     75524B104    575   12000      SH           SOLE             12000
RAYTHEON CO                       COM NEW          755111507    1596  25000      SH           SOLE             25000
ROWAN COS INC                     COMMON STOCK     779382100    732   20000      SH           SOLE             20000
SAFEWAY INC                       COM NEW          786514208    993   30000      SH           SOLE             30000
SAVVIS INC                        COM NEW          805423308    970   25000      SH           SOLE             25000
SELECT SECTOR SPDR TR             SB INT-UTILS     81369Y886    398   10000      SH           SOLE             10000
SERVICE CORP INTERNATIONAL        COMMON STOCK     817565104    1871  145000     SH           SOLE             145000
SMART BALANCE INC                 COMMON STOCK     83169Y108    1234  100000     SH           SOLE             100000
SUNOPTA INC                       COMMON STOCK     8676EP108    1159  80000      SH           SOLE             80000
SWITCH & DATA FACILITIES CO       COMMON STOCK     871043105    815   50000      SH           SOLE             50000
SYMANTEC CORP                     COMMON STOCK     871503108    969   50000      SH           SOLE             50000
SYNGENTA AG ADR                   SPONSORED ADR    87160A100    433   10000      SH           SOLE             10000
TENNECO INC                       COMMON STOCK     880349105    1473  47500      SH           SOLE             47500
THERMO FISHER SCIENTIFIC INC      COMMON STOCK     883556102    4185  72500      SH           SOLE             72500
THOMAS & BETTS CORP               COMMON STOCK     884315102    2346  40000      SH           SOLE             40000
TITANIUM METALS CORP              COM NEW          888339207    1829  54500      SH           SOLE             54500
TRINITY INDS INC                  COMMON STOCK     896522109    2252  60000      SH           SOLE             60000
TRONOX INC                        CL A             897051108    558   60000      SH           SOLE             60000
UAL CORP                          COM NEW          902549807    1396  30000      SH           SOLE             30000
UNIVERSAL DISPLAY CORP            COMMON STOCK     91347P105    975   55000      SH           SOLE             55000
VARIAN MEDICAL SYSTEMS INC        COMMON STOCK     92220P105    1466  35000      SH           SOLE             35000
WABCO HOLDINGS INC                COMMON STOCK     92927K102    1753  37500      SH           SOLE             37500
WASHINGTON GROUP INTL INC         COM NEW          938862208    3512  40000      SH           SOLE             40000
WEYERHAEUSER CO                   COMMON STOCK     962166104    1085  15000      SH           SOLE             15000
YINGLI GREEN ENERGY HLDG CO       ADR              98584B103    782   30000      SH           SOLE             30000
COOPER INDS LTD                   CL A             G24182100    2657  52000      SH           SOLE             52000
FOSTER WHEELER LTD                SHS NEW          G36535139    5251  40000      SH           SOLE             40000
MARVELL TECHNOLOGY GROUP          ORD              G5876H105    2456  150000     SH           SOLE             150000
SEAGATE TECHNOLOGY                SHS              G7945J104    2046  80000      SH           SOLE             80000
WEATHERFORD INTERNATIONAL LT      COMMON STOCK     G95089101    2015  30000      SH           SOLE             30000
AERCAP HOLDINGS NV                COMMON STOCK     N00985106    1618  65000      SH           SOLE             65000
QIAGEN NV                         ORD              N72482107    971   50000      SH           SOLE             50000
ULTRAPETROL BAHAMAS LIMITED       COMMON STOCK     P94398107    1246  75000      SH           SOLE             75000
NAVIOS MARITIME HOLDINGS INC      COMMON STOCK     Y62196103    1380  105000     SH           SOLE             105000
KINROSS GOLD CORP                 COM NO PAR       496902404    1122  75000      SH           SOLE             75000
NEXEN INC                         COM              65334H102    765   25000      SH           SOLE             25000
                                                                     183269
                                                                                                          No. of Other Managers   0